Revenue	12 Months Ended
Dec. 31, 2019
Revenue
Revenue

5             Revenue

(a)          Disaggregation of revenue from contracts with customers

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Implementation	50,738	295,916	570,822
Transaction based and support revenue
—Business origination services *	451,244	554,957	770,893
—Risk management services	86	205,160	327,120
—Operation support services	51,105	309,502	582,968
—Post‑implementation support services	5,257	27,442	36,000
—Others	23,482	20,512	40,043

	581,912	1,413,489	2,327,846

*     Included in business origination services is revenue from guarantee model as disclosed in Note 2.20(b) of RMB105,996,000 RMB29,746,000 and RMB13,657,000 for the years ended December 31, 2017,2018 and 2019, respectively.

Disaggregation of Revenue by timing of transfer of services over time or at a point in time is set out below:

	At a point
	in time	Over time	Total
	RMB’000	RMB’000	RMB’000
Year ended December 31, 2017
Implementation	—	50,738	50,738
Transaction based and support revenue
—Business origination services	451,244	—	451,244
—Risk management services	86	—	86
—Operation support services	3,769	47,336	51,105
—Post‑implementation support services	—	5,257	5,257
—Others	—	23,482	23,482

	455,099	126,813	581,912
Year ended December 31, 2018
Implementation	—	295,916	295,916
Transaction based and support revenue
—Business origination services	554,957	—	554,957
—Risk management services	205,160	—	205,160
—Operation support services	243,112	66,390	309,502
—Post‑implementation support services	—	27,442	27,442
—Others	13,171	7,341	20,512

	1,016,400	397,089	1,413,489

	At a point
	in time	Over time	Total
Year ended December 31, 2019
Implementation	—	570,822	570,822
Transaction based and support revenue
—Business origination services	770,893	—	770,893
—Risk management services	327,120	—	327,120
—Operation support services	278,768	304,200	582,968
—Post-implementation support services	—	36,000	36,000
—Others	37,354	2,689	40,043

	1,414,135	913,711	2,327,846

During the years ended December 31, 2017, 2018 and 2019, the Group mainly operated in PRC and most of the revenue were generated in PRC.

The major customers (and for the Group’s lending solution services, the parties to whom service fees were charged(i)) which contributed more than 10% of the total revenue of the Group for the years ended December 31, 2017, 2018 and 2019 are listed as below:

	For the year
	ended
	December 31,
	2017	2018	2019
	% of total	% of total	% of total
	revenue	revenue	revenue
Ping An Group and its subsidiaries	18.60%	45.78%	42.90%
Lufax and its subsidiaries	30.09%	27.39%	16.05%
	48.69%	73.17%	58.95%

The major customers (and for the Group’s lending solution services, the lender(ii)) which contributed more than 10% of the total revenue of the Group for the years ended December 31, 2017, 2018 and 2019 are listed as below:

	For the year
	ended
	December 31,
	2017	2018	2019
	% of total	% of total	% of total
	revenue	revenue	revenue
Ping An Group and its subsidiaries	40.51%	37.33%	42.73%
Lufax and its subsidiaries	30.09%	27.39%	12.85%
	70.60%	64.72%	55.58%

Note:

(i)	The Group’s lending solution services revenue by parties charged represent the fees received/ receivable by the Group from the respective customers.
(ii)	The Group’s lending solution services revenue by lenders represent the fees generated by the Group from loans facilitated through the Group’s platform for the respective customers as lenders.

(b) Contract assets and liabilities

The Group has recognized the following revenue‑related contract assets and liabilities:

	At December 31,
	2018	2019
	RMB’000	RMB’000
Contract assets
—Implementation	95,848	173,292
—Transaction based and support	49,265	57,865
—Business origination services	44,986	33,836
—Operation support services	—	20,537
—Post implementation support services	4,279	3,492

	145,113	231,157
Less: Impairment loss allowance (Note i)
—Implementation	(9,492)	(18,063)
—Transaction based and support	(1,960)	(1,818)
—Business origination services	(1,510)	(854)
—Operation support services	—	(665)
—Post implementation support services	(450)	(299)

	(11,452)	(19,881)
Current contract assets, net	133,661	211,276

—Transaction based and support	63,120	40,998
Non‑current contract assets, net	63,120	40,998
	196,781	252,274
Contract liabilities
—Transaction based and support	58,383	104,960
—Post implementation support services	11,102	17,451
—Risk management services	35,188	19,080
—Operation support services	12,093	57,340
—Implementation	—	875
—Others	—	10,214

Current contract liabilities	58,383	104,960
—Transaction based and support	7,423	12,700
—Risk management services	47	66
—Operation support services	7,376	12,634

Non‑current contract liabilities	7,423	12,700
	65,806	117,660

Increase in contract assets during the year was in line with the growth of the Group’s contracted sales and also due to an amount of RMB40,488,000 (Note 33) recognized in relation to business combination.

During the years ended December 31, 2017, 2018 and 2019, there were no material cumulative catch‑up adjustments to revenue that affect the corresponding contract asset or contract liability, including adjustments arising from a change in the measure of progress, a change in an estimate of the transaction price or a contract modification, there were also no revenue recognized in the reporting year from performance obligations satisfied (or partially satisfied) in previous years.

(i)	Movements in the impairment loss allowance of contract assets are as follows:

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	—	(11,452)
Additions of impairment loss	—	(2,288)	(14,333)
Additions from acquisition of subsidiary	—	(10,506)	(1,549)
Reversal of impairment loss	—	—	151
Write‑off	—	1,342	7,302
End of the year	—	(11,452)	(19,881)

(ii)	Revenue recognized in relation to contract liabilities

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Revenue recognized that was included in the contract liability balance at the beginning of the year	—	10,363	58,383

(iii)	Remaining performance obligations of long‑term contracts

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Aggregate amount of the transaction price allocated to long‑term contracts that are partially or fully unsatisfied at the end of each year
Expected to be recognized within one year	36,406	52,838	67,979
Expected to be recognized in one to two years	35,922	45,305	18,920
Expected to be recognized in two to three years	24,113	22,391	3,290
Expected to be recognized beyond three years	—	14,880	12,339
	96,441	135,414	102,528

The remaining performance obligations disclosed above represent post‑implementation support services, risk management services and operation support services that have an original contractual term of more than one year. As a practical expedient, the remaining performance obligation of a contract that has an original contractual term of one year or less are not disclosed. Moreover, the amounts disclosed above do not include variable consideration, which presently is fully constrained.